Capital and financial risk management - Liquidity risk - Cash and cash equivalents (Details) - EUR (€) € in Millions	Mar. 31, 2021	Mar. 31, 2020
Fair value of financial instruments
Cash and cash equivalents	€ 5,821	€ 13,557